CAPITAL STOCK (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Capital Stock
Balance, Shares	12,084	10,988
Balance	$ 130,649	$ 117,817
Shares issued in a private placement, net of issue costs, shares	1,241	698
Shares issued in a private placement, net of issue costs	$ 27,216	$ 6,732
Shares issued for services, shares	1
Shares issued for services	$ 30
Balance, Shares	13,326	11,686
Balance	$ 157,895	$ 124,549